Consolidated Quarterly Holdings Report
for
Fidelity® Emerging Markets Fund
January 31, 2026
EMF-NPRT1-0426
1.813065.121
Common Stocks - 99.9%
	Shares	Value ($)
BRAZIL - 4.3%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
MercadoLibre Inc (a)	19,100	41,022,789
Financials - 2.6%
Banks - 1.6%
NU Holdings Ltd/Cayman Islands Class A (a)	8,508,570	151,027,118
Capital Markets - 1.0%
Banco BTG Pactual SA unit	8,305,400	94,609,991
TOTAL FINANCIALS		245,637,109
Information Technology - 0.7%
Software - 0.7%
TOTVS SA	8,684,600	73,549,498
Utilities - 0.6%
Electric Utilities - 0.6%
Equatorial SA	8,114,600	63,094,282
TOTAL BRAZIL		423,303,678
CANADA - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cameco Corp	805,400	99,612,539
CHILE - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Antofagasta PLC	1,651,900	82,458,566
CHINA - 27.2%
Communication Services - 8.4%
Entertainment - 1.0%
Tencent Music Entertainment Group Class A ADR	5,736,525	96,258,890
Interactive Media & Services - 7.4%
Tencent Holdings Ltd	9,434,100	725,121,983
TOTAL COMMUNICATION SERVICES		821,380,873
Consumer Discretionary - 6.0%
Automobiles - 1.0%
BYD Co Ltd H Shares	8,097,200	100,946,705
Broadline Retail - 4.3%
Alibaba Group Holding Ltd ADR	2,370,800	401,992,848
PDD Holdings Inc Class A ADR (a)	197,700	19,977,585
		421,970,433
Hotels, Restaurants & Leisure - 0.7%
Yum China Holdings Inc	1,409,600	69,662,432
TOTAL CONSUMER DISCRETIONARY		592,579,570
Consumer Staples - 1.1%
Beverages - 1.1%
Eastroc Beverage Group Co Ltd A Shares (China)	1,074,100	38,648,595
Kweichow Moutai Co Ltd A Shares (China)	353,518	71,245,185
TOTAL CONSUMER STAPLES		109,893,780
Financials - 0.6%
Banks - 0.6%
Bank of Chengdu Co Ltd A Shares (China)	24,900,145	57,739,466
Health Care - 1.9%
Health Care Equipment & Supplies - 0.5%
APT Medical Inc A Shares (China)	1,523,000	50,826,914
Pharmaceuticals - 1.4%
Consun Pharmaceutical Group Ltd	12,406,917	28,698,172
Hansoh Pharmaceutical Group Co Ltd (c)(d)	22,092,000	109,157,743
		137,855,915
TOTAL HEALTH CARE		188,682,829
Industrials - 6.0%
Electrical Equipment - 4.5%
Contemporary Amperex Technology Co Ltd A Shares (China)	3,562,037	179,338,001
Sieyuan Electric Co Ltd A Shares (China)	9,720,316	258,397,439
		437,735,440
Machinery - 1.5%
Airtac International Group	2,014,000	72,737,526
Neway Valve Suzhou Co Ltd A Shares (China)	8,792,979	76,523,930
		149,261,456
TOTAL INDUSTRIALS		586,996,896
Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.7%
Luxshare Precision Industry Co Ltd A Shares (China)	9,549,208	71,003,497
Semiconductors & Semiconductor Equipment - 0.7%
NAURA Technology Group Co Ltd A Shares (China)	995,539	68,056,245
Software - 0.4%
Pony AI Inc ADR (a)	2,538,600	35,235,768
TOTAL INFORMATION TECHNOLOGY		174,295,510
Materials - 1.4%
Metals & Mining - 1.4%
JCHX Mining Management Co Ltd A Shares (China)	3,397,426	38,618,276
Zijin Mining Group Co Ltd A Shares (China)	16,483,644	95,177,973
TOTAL MATERIALS		133,796,249
TOTAL CHINA		2,665,365,173
FRANCE - 1.9%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Hermes International SCA	23,619	56,805,470
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Gaztransport Et Technigaz SA	607,341	130,663,966
TOTAL FRANCE		187,469,436
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (a)	379,900	43,213,625
GREECE - 0.8%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
OPAP SA	1,899,288	38,272,458
Financials - 0.5%
Banks - 0.5%
Optima bank SA	4,369,758	44,856,138
TOTAL GREECE		83,128,596
HUNGARY - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Richter Gedeon Nyrt	1,346,155	45,055,535
INDIA - 11.9%
Communication Services - 1.0%
Wireless Telecommunication Services - 1.0%
Bharti Airtel Ltd	4,450,631	95,556,495
Consumer Discretionary - 1.4%
Broadline Retail - 0.0%
Meesho	527,959	1,002,727
Meesho (h)	414,113	786,505
		1,789,232
Hotels, Restaurants & Leisure - 1.2%
Eternal Ltd (a)	38,564,200	115,069,308
Specialty Retail - 0.2%
Lenskart Solutions Ltd (h)	3,138,591	15,654,619
Lenskart Solutions Ltd (a)	229,328	1,143,838
		16,798,457
TOTAL CONSUMER DISCRETIONARY		133,656,997
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Reliance Industries Ltd	8,111,336	123,438,374
Financials - 5.4%
Banks - 2.6%
HDFC Bank Ltd	17,938,234	181,790,564
Kotak Mahindra Bank Ltd	15,316,740	68,153,095
		249,943,659
Capital Markets - 1.0%
360 ONE WAM Ltd	8,070,661	99,838,057
Consumer Finance - 1.2%
Bajaj Finance Ltd	11,696,400	118,610,787
Insurance - 0.6%
SBI Life Insurance Co Ltd (c)(d)	2,808,300	61,207,795
TOTAL FINANCIALS		529,600,298
Health Care - 0.6%
Health Care Providers & Services - 0.6%
Max Healthcare Institute Ltd	6,861,200	71,594,610
Industrials - 2.2%
Aerospace & Defense - 0.9%
Hindustan Aeronautics Ltd (d)	1,811,600	91,265,569
Construction & Engineering - 0.8%
Larsen & Toubro Ltd	1,743,932	74,788,577
Professional Services - 0.5%
Computer Age Management Services Ltd	6,664,500	50,517,599
TOTAL INDUSTRIALS		216,571,745
TOTAL INDIA		1,170,418,519
INDONESIA - 1.9%
Financials - 1.9%
Banks - 1.9%
Bank Central Asia Tbk PT	416,997,970	184,250,318
ITALY - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Brunello Cucinelli SpA (b)	318,600	30,438,792
KAZAKHSTAN - 0.9%
Financials - 0.9%
Consumer Finance - 0.9%
Kaspi.KZ JSC ADR (a)	1,102,900	84,007,893
KOREA (SOUTH) - 13.3%
Communication Services - 0.8%
Interactive Media & Services - 0.8%
Webtoon Entertainment Inc (a)(b)	6,141,345	74,248,861
Consumer Staples - 0.8%
Personal Care Products - 0.8%
APR Corp/Korea	400,510	74,540,197
Health Care - 0.9%
Life Sciences Tools & Services - 0.9%
Samsung Biologics Co Ltd (a)(c)(d)	75,934	91,336,658
Information Technology - 10.8%
Semiconductors & Semiconductor Equipment - 5.5%
SK Hynix Inc	858,660	538,020,128
Technology Hardware, Storage & Peripherals - 5.3%
Samsung Electronics Co Ltd	4,682,637	518,058,659
TOTAL INFORMATION TECHNOLOGY		1,056,078,787
TOTAL KOREA (SOUTH)		1,296,204,503
MEXICO - 1.9%
Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 1.2%
BBB Foods Inc Class A (a)(b)	2,316,139	80,810,090
Grupo Comercial Chedraui SA de CV	5,329,100	36,583,436
TOTAL CONSUMER STAPLES		117,393,526
Real Estate - 0.7%
Industrial REITs - 0.7%
Prologis Property Mexico SA de CV (b)	15,169,467	69,701,774
TOTAL MEXICO		187,095,300
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
BE Semiconductor Industries NV	263,900	51,457,881
POLAND - 1.8%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Allegro.eu SA (a)(c)(d)	4,337,773	35,674,001
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Dino Polska SA (a)(c)(d)	4,471,510	47,282,474
Financials - 0.9%
Banks - 0.9%
Powszechna Kasa Oszczednosci Bank Polski SA	3,524,400	91,834,775
TOTAL POLAND		174,791,250
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (a)(f)	25,741,060	3
SAUDI ARABIA - 1.3%
Financials - 1.3%
Banks - 1.3%
Al Rajhi Bank	4,591,520	131,231,755
SOUTH AFRICA - 1.7%
Consumer Discretionary - 1.7%
Broadline Retail - 1.7%
Naspers Ltd Class N	2,798,300	171,326,652
SWEDEN - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
VEF AB (a)(e)	73,573,525	17,262,831
TAIWAN - 19.3%
Communication Services - 0.3%
Entertainment - 0.3%
International Games System Co Ltd	1,331,072	30,193,174
Information Technology - 19.0%
Semiconductors & Semiconductor Equipment - 19.0%
ASPEED Technology Inc	377,000	106,059,243
eMemory Technology Inc	682,000	39,539,363
Taiwan Semiconductor Manufacturing Co Ltd	31,070,000	1,712,874,031
TOTAL INFORMATION TECHNOLOGY		1,858,472,637
TOTAL TAIWAN		1,888,665,811
TURKEY - 0.8%
Industrials - 0.8%
Aerospace & Defense - 0.8%
Aselsan Elektronik Sanayi Ve Ticaret AS	11,642,151	81,184,775
UNITED ARAB EMIRATES - 2.8%
Energy - 1.4%
Energy Equipment & Services - 0.8%
ADNOC Drilling Co PJSC	52,718,983	76,512,506
Oil, Gas & Consumable Fuels - 0.6%
Adnoc Gas PLC	59,286,400	58,277,442
TOTAL ENERGY		134,789,948
Financials - 1.2%
Banks - 1.2%
Abu Dhabi Commercial Bank PJSC	29,021,184	120,272,953
Information Technology - 0.2%
IT Services - 0.2%
Presight AI Holding PLC (a)	26,796,700	24,589,484
TOTAL UNITED ARAB EMIRATES		279,652,385
UNITED KINGDOM - 0.5%
Financials - 0.5%
Financial Services - 0.5%
Revolut Group Holdings Ltd (a)(f)(g)	32,055	44,975,729
UNITED STATES - 3.9%
Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.0%
NVIDIA Corp	1,536,780	293,724,761
Software - 0.9%
Synopsys Inc (a)	197,600	91,906,724
TOTAL UNITED STATES		385,631,485
TOTAL COMMON STOCKS (Cost $5,540,490,804)		9,808,203,030

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (a)(f)(g) (Cost $9,341,528)	85,253	21,891,265

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
BRAZIL - 0.5%
Financials - 0.5%
Financial Services - 0.5%
Creditas Financial Solutions Ltd Series G2 (f)(g) (Cost $30,523,684)	224,729	46,055,961

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.70	60,057,484	60,069,496
Fidelity Securities Lending Cash Central Fund (i)(j)	3.70	27,806,773	27,809,553
TOTAL MONEY MARKET FUNDS (Cost $87,879,049)			87,879,049

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $5,668,235,065)	9,964,029,305
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(142,027,755)
NET ASSETS - 100.0%	9,822,001,550

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $344,658,671 or 3.5% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $435,924,240 or 4.4% of net assets.

(e)	Affiliated company.
(f)	Level 3 security.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $112,922,955 or 1.1% of net assets.

(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $16,441,124 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	9,341,528

Creditas Financial Solutions Ltd Series G2	1/28/2022 - 7/28/2023	30,523,684

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	31,391,970

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Lenskart Solutions Ltd	5/7/2026

Meesho	3/7/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	70,245,419	450,840,622	461,017,074	839,453	529	-	60,069,496	60,057,484	0.1%
Fidelity Securities Lending Cash Central Fund	29,579,750	436,369,774	438,140,628	113,323	657	-	27,809,553	27,806,773	0.1%
Total	99,825,169	887,210,396	899,157,702	952,776	1,186	-	87,879,049

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
VEF AB	17,308,684	-	-	-	-	(45,853)	17,262,831	73,573,525
Total	17,308,684	-	-	-	-	(45,853)	17,262,831

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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